THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
        13F FILED ON NOVEMBER 16, 1998 PURSUANT TO A REQUEST FOR
        CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
        EXPIRED ON MAY 15, 1999.


                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 1998

   Check here if Amendment [ X ]; Amendment Number:  1
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [ X ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     John D. Brandenborg
   Title:    President
   Phone:    (612) 476-7200

   Signature, Place, and Date of Signing:


      /s/ John D. Brandenborg   Minnetonka, Minnesota   November 9, 1999
      -----------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
             manager(s).)





   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this
             report and a portion are reported by other reporting
             manager(s).)





                            FORM 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    1

   Form 13F Information Table Entry Total:              34

   Form 13F Information Table Value Total:        $117,732
                                               (thousands)


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.            Form 13F File Number     Name

        1              28-7048                  EBF & Associates, L.P.
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





                                                    FORM 13F INFORMATION TABLE

          COLUMN 1         COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8
         ---------       ------------     --------      -------     -----------    -----------    -------     -----------
                                                                                                                 VOTING
                                                                                                               AUTHORITY
                          TITLE OF                     VALUE      SHRS/ SH/ PUT/  INVESTMENT       OTHER     (SOLE/SHARED/
       NAME OF ISSUER       CLASS         CUSIP       (x$1000)  PRN AMT PRN CALL  DISCRETION     MANAGERS         NONE)
       -------------     -----------    ---------    ---------- ----------------  ----------     --------     ------------

       ALTOS HORNOS        SR NT CV      022069AA6        867       1900000 PRN      DEFINED         1        1900000 SOLE
       DE MEXICO             5.5%

       APPLE SOUTH         PFD CV A       37856309       2274        50000 PRN       DEFINED         1         50000 SOLE
       FING I               $3.50

       ATRIX LABS INC      SB NT CV      04962LAA9       2320       2700000 PRN      DEFINED         1        2700000 SOLE
                             144A

       FUISZ               SB DB CV      359536AA7       1469       2000000 PRN      DEFINED         1        2000000 SOLE
       TECHNOLOGIES          144A
       LTD

       NORTH AMERN         SB NT CV      657201AA7       1666       3050000 PRN      DEFINED         1        3050000 SOLE
       VACCINE IN            144A

       RENO AIR INC      PFD CVEX A14    759741507        525        28000 PRN       DEFINED         1         28000 SOLE


       STILLWATER MNG    SUB NT CONV     86074QAC6       3621       2915000 PRN      DEFINED         1        2915000 SOLE
       CO

       TCI PAC             PFD SR A      872294202       11075       50000 PRN       DEFINED         1         50000 SOLE
       COMMUNICATIONS        EXCH


       TEL-SAVE HLDGS      SB NT CV      879176AA3       2412       5000000 PRN      DEFINED         1        5000000 SOLE
       INC                   144A

       TEL-SAVE HLDGS     SUB NT CV      879176AC9        241       500000 PRN       DEFINED         1        500000 SOLE
       INC                   4.5

       THERMO ECOTEK       SB DB CV      88355RAB2        708       690000 PRN       DEFINED         1        690000 SOLE
       CORP                  144A

       THERMO             SUB DB CV       88355WAA        978       1150000 PRN      DEFINED         1        1150000 SOLE
       FIBERTEK INC          144


       VORNADO RLTY      PFD CONV SER    929042208       7171       142700 PRN       DEFINED         1        142700 SOLE
       TR

       AMERICAN              CLA          29683109       1260        516900 SH       DEFINED         1        516900 SOLE
       SOFTWARE INC





          COLUMN 1         COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8
         ---------       ------------     --------      -------     -----------    -----------    -------     -----------
                                                                                                                 VOTING
                                                                                                               AUTHORITY
                          TITLE OF                     VALUE      SHRS/ SH/ PUT/  INVESTMENT       OTHER     (SOLE/SHARED/
       NAME OF ISSUER       CLASS         CUSIP       (x$1000)  PRN AMT PRN CALL  DISCRETION     MANAGERS         NONE)
       -------------     -----------    ---------    ---------- ----------------  ----------     --------     ------------

       COHESION              COM         19248N101        212        65150 SH        DEFINED         1         65150 SOLE
       TECHNOLOGIES I


       EQUUS II INC          COM         294766100        872        48600 SH        DEFINED         1         48600 SOLE

       FAIRCHILD CORP        CL A        303698104       4353        310938 SH       DEFINED         1        310938 SOLE


       GRUPO IUSACELL     ADR REP D      40049W207       2229        481900 SH       DEFINED         1        481900 SOLE
       SA DE CV              SHS

       GULF CDA RES          ORD         40218L305       4082        989500 SH       DEFINED         1        989500 SOLE
       LTD

       NORTEL            SPONS ADR PF    656567401       22097      1033800 SH       DEFINED         1        1033800 SOLE
       INVERSORA SA

       TELEPHONE &           COM         879433100       12856       378800 SH       DEFINED         1        378800 SOLE
       DATA SYS IN

       THERMEDICS INC        COM         883901100       3782        414500 SH       DEFINED         1        414500 SOLE


       THERMOTREX            COM         883666109       6778        481967 SH       DEFINED         1        481967 SOLE
       CORP

       AUSTRIA FD INC        COM          52587102       1166        126100 SH       DEFINED         1        126100 SOLE

       EMERGING              COM         290891100        791        180800 SH       DEFINED         1        180800 SOLE
       MEXICO FD

       FIRST                 COM         318652104        450        75000 SH        DEFINED         1         75000 SOLE
       AUSTRALIA FD
       INC

       FRANCE GROWTH         COM         35177K108        580        47800 SH        DEFINED         1         47800 SOLE
       FD INC

       GROWTH FD             COM         399877109       1845        97400 SH        DEFINED         1         97400 SOLE
       SPAIN INC

       ITALY FD INC          COM         465395101       1786        155300 SH       DEFINED         1        155300 SOLE





          COLUMN 1         COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8
         ---------       ------------     --------      -------     -----------    -----------    -------     -----------
                                                                                                                 VOTING
                                                                                                               AUTHORITY
                          TITLE OF                     VALUE      SHRS/ SH/ PUT/  INVESTMENT       OTHER     (SOLE/SHARED/
       NAME OF ISSUER       CLASS         CUSIP       (x$1000)  PRN AMT PRN CALL  DISCRETION     MANAGERS         NONE)
       -------------     -----------    ---------    ---------- ----------------  ----------     --------     ------------

       LIBERTY ALL-          COM         529900102        447        42600 SH        DEFINED         1         42600 SOLE
       STAR GROWT

       MEXICO FD INC         COM         592835102       11368      1115900 SH       DEFINED         1        1115900 SOLE

       SOUTHERN              COM         842157109        223        28000 SH        DEFINED         1         28000 SOLE
       AFRICA FD INC


       SPAIN FD              COM         846330108       2580        175500 SH       DEFINED         1        175500 SOLE

       SWISS HELVETIA        COM         870875101       2648        99000 SH        DEFINED         1         99000 SOLE
       FD INC


       COLUMN TOTALS          34 DATA RECORDS           117732         1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED

